Annual Fund Operating Expenses	Oct. 31, 2025
International Developed Markets Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
International Developed Markets Equity Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.80%	[1]
Harding Loevner International Small Companies Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Harding Loevner International Small Companies Portfolio | INVESTOR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.45%	[2]
Fee Waiver or Reimbursement	(0.15%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.30%	[2],[3]
Institutional | Harding Loevner Global Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Institutional | Harding Loevner Global Equity Portfolio | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.02%)	[5]
Net Expenses (as a percentage of Assets)	0.86%	[5]
Institutional | Harding Loevner Institutional Emerging Markets Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Institutional | Harding Loevner Institutional Emerging Markets Portfolio | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.10%)	[6]
Net Expenses (as a percentage of Assets)	1.05%	[6]
Institutional Z | Harding Loevner Global Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Institutional Z | Harding Loevner Global Equity Portfolio | Institutional Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.03%)	[7]
Net Expenses (as a percentage of Assets)	0.76%	[4],[7]
Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio | Institutional Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.13%)	[8]
Net Expenses (as a percentage of Assets)	0.95%	[8]
Institutional Z | Harding Loevner Frontier Emerging Markets Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Institutional Z | Harding Loevner Frontier Emerging Markets Portfolio | Institutional Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.33%	[2]
Fee Waiver or Reimbursement	(0.08%)	[2],[9]
Net Expenses (as a percentage of Assets)	1.25%	[2],[9]
Investor | Harding Loevner Frontier Emerging Markets Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Investor | Harding Loevner Frontier Emerging Markets Portfolio | Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	2.18%	[2]
Fee Waiver or Reimbursement	(0.43%)	[2],[10]
Net Expenses (as a percentage of Assets)	1.75%	[2],[10]

[1]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[2]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[4]	Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[5]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.85% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[6]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[7]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[8]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[9]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[10]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Investor Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.